Net Income - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Dividend income	$ 167	$ 5	$ 157	$ 154
Rental income	76		79	70
Others	139		133	154
Other income	$ 382	$ 12	$ 369	$ 378